Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share
Schedule of basic earnings per share

	Six Months Ended June 30,
	2024	2023
Weighted average number of outstanding ordinary shares in issue	856,030,704	846,928,863
Net income attributable to the Company (US$’000)	25,801	168,551
Basic earnings per share attributable to the Company (US$ per share)	0.03	0.20

Schedule of diluted earnings per share

	Six Months Ended June 30,
	2024	2023
Weighted average number of outstanding ordinary shares in issue	856,030,704	846,928,863
Effect of share options and LTIP awards	16,503,762	20,061,747
Weighted average number of outstanding ordinary shares in issue and dilutive ordinary share equivalents outstanding	872,534,466	866,990,610
Net income attributable to the Company (US$’000)	25,801	168,551
Diluted earnings per share attributable to the Company (US$ per share)	0.03	0.19